GENERAL (Details)	Dec. 31, 2020 carrier vessel drillingRig tanker	Dec. 31, 2019 tanker
Off Shore Assets And Charters [Line Items]
Number of very large crude oil carriers owned	2	3
Number of Suezmax crude oil carriers owned | carrier	2
Number of Supramax drybulk carriers owned | carrier	5
Number of Handysize drybulk carriers owned | carrier	7
Number of Kamsarmax drybulk carriers owned | carrier	2
Number of capesize drybulk carriers owned | carrier	8
Number of container vessels owned	45
Number of container vessels contracted to be chartered in	4
Vessels with finance lease liabilities with a net book value	7
Number of car carriers | carrier	2
Number of jack-up drilling rigs owned | drillingRig	1
Number of ultra deepwater drilling units owned | drillingRig	2
Number of chemical tankers owned | tanker	2
Number of oil product tankers contracted to be acquired | tanker	2
Number of VLCCs accounted for as leaseback assets	1
Number of container vessels	3
Equity method investment, number of chartered-in vessels	4
Variable Interest Entity, Not Primary Beneficiary
Off Shore Assets And Charters [Line Items]
Number of ultra deepwater drilling units owned	1
River Box | Disposal Group, Disposed of by Sale, Not Discontinued Operations
Off Shore Assets And Charters [Line Items]
Ownership percentage of disposed assets	50.10%